DIGITAL ASSETS (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Digital Assets [Line Items]
Balance at the beginning		£ 1,041,000
Additions, Digital Assets [Abstract]
Crypto assets mined	£ 70,325,000	18,948,000
Crypto asset purchased and received	16,569,000	9,897,000
Total additions	86,894,000	28,845,000
Disposals, Digital Assets [Abstract]
Crypto assets sold	(12,400,000)	(27,318,000)
Total disposals	(12,400,000)	(27,318,000)
Fair Value Movements, Digital Assets [Abstract]
Gain/(loss) on crypto asset sales	437,000	(14,000)
Loss on futures		(259,000)
Movements on crypto assets held at the period end	1,191,000	2,342,000
Total fair value movements	1,628,000	£ 2,069,000
Balance at the end	80,759,000
Carrying value of digital assets pledged as collateral	49,759,000
Crypto Assets [Member]
Fair Value Movements, Digital Assets [Abstract]
Balance at the end	£ 80,759,000